Shareholders' equity - Other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Shareholders' equity
Actuarial gains and losses	$ (223)	$ 164	$ 42	$ (59)		$ 67
Change in fair value of investments in equity instruments	74	33	(2)	107		5
Tax effect	59	(45)	(20)	14		(18)
Currency translation adjustment generated by the parent company	1,057	(1,531)	(4,761)	(474)		(2,630)
Items not potentially reclassifiable to profit and loss	967	(1,379)	(4,741)	(412)		(2,576)
Currency translation adjustment	(619)	806	1,330	187		968
Unrealized gain/(loss) of the period				233		1,078
Less gain/(loss) included in net income				46		110
Cash flow hedge	(246)	(127)	77	(373)		255
Unrealized gain/(loss) of the period				(303)		142
Less gain/(loss) included in net income				70		(113)
Variation of foreign currency basis spread	43	11	2	54		(27)
unrealized gain/(loss) of the period				25		(27)
less gain/(loss) included in net income				(29)
Share of other comprehensive income of equity affiliates, net amount	(135)	388	36	253		(132)
Unrealized gain/(loss) of the period				265		(93)
Less gain/(loss) included in net income				12		39
Other	1	1	(2)	2		(2)
Tax effect	69	38	(27)	107		(75)
Sub-total items potentially reclassifiable to profit and loss	(887)	1,117	1,416	230		987
Total other comprehensive income, net amount	$ 80	$ (262)	$ (3,325)	$ (182)	$ (1,905)	$ (1,589)